Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Short-term Loans, Net	Short-term loans, net consisted of the following:

	December 31,
	2015	2016
Short-term loans	$21,402	$7,850
Less: Deferred financing costs	(122)	(34)

Short-term loans, net	$21,280	$7,816